ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Components of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Payables and Accruals [Abstract]
Accrued pricing liabilities	$ 10,295	$ 13,499
Other	3,982	7,453
Other current liabilities	$ 14,277	$ 20,952